Stock Authorization and Issuance	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stock Authorization and Issuance [Abstract]
Stock Authorization and Issuance	12. Stock Authorization and Issuance

Common Stock Warrants

As of June 30, 2022, we had outstanding warrants for the purchase of up to 10.3 million shares of our common stock. The estimated grant date fair value of these warrants of $3.2 million is included in additional paid-in capital in our condensed consolidated balance sheets. As of June 30, 2022, our outstanding warrants have an average exercise price of $0.75 per share and a weighted average remaining life of approximately 2.5 years.	13. STOCK AUTHORIZATION AND ISSUANCE

Preferred Stock

We have 15 million shares of preferred stock authorized for issuance at the direction of our board of directors (the “Board”). On November 17, 2005, our Board designated 0.1 million shares of authorized preferred stock as the Series E Preferred Stock in conjunction with its adoption of a Shareholder Protection Rights Agreement. As of December 31, 2021, we had no outstanding preferred stock.

Common Stock

We have 150 million shares of common stock authorized for issuance as of December 31, 2021. Our shareholders approved amendments to our articles of incorporation in July 2020 increasing the number of our authorized shares of common stock from 110 million to 140 million shares and in September 2021 increasing the number of our authorized shares of common stock from 140 million to 150 million shares.

As of December 31, 2021, we have 33.6 million shares reserved for issuance under outstanding warrants and options and 20.2 million shares reserved for issuance upon conversion of our outstanding convertible notes. In addition, we have 2.0 million shares reserved for future issuance under equity compensation plans and 3.2 million shares reserved for future issuance upon payment of interest in-kind on our convertible notes.

Stock and Warrant Issuances – Equity Based Financings

The following table presents a summary of completed equity-based financing transactions for the years ended December 31, 2020 and 2021 (in thousands, except for per share amounts):

The following table presents a summary of completed equity-based financing transactions for the years ended December 31, 2020 and 2021 (in thousands, except for per share amounts):

Date	Transaction	# of Common Shares/ Units Sold	Average Price per Share/ Unit	# of Warrants Issued (in 000’s)	Average Exercise Price per Warrant	Net Proceeds (1)
January 2020	Private placement of common stock	1,335	$0.13	-	-	$177
February 2020	Warrant amendment	-	-	5,000	$0.74	$-
March 2020	Private placement of common stock, amended to add CPR	2,571	$0.35	-	-	$900
April 2020 to December 2020	Private placement of common stock with CPRs	10,858	$0.35	-	-	$3,724
January 2021	Private placement of common stock with CPRs	2,976	$0.35	-	-	$1,040
March 2021	Private placement of common stock with warrants	3,231	$1.29	1,619	$1.75	$4,156
December 2021	Private placement of common stock with warrants	1,053	$0.95	526	$1.00	$1,000

(1)After deduction of applicable offering costs. Net proceeds are inclusive of the value of the CPRs that are classified as long-term debt (see Note 9).

Private Placements

In January 2020, we entered into securities purchase agreements with accredited investors for an aggregate of 1,169,232 shares of our common stock at a price of $0.13 per share and 166,667 shares of our common stock at $0.15 per share for aggregate proceeds of approximately $0.2 million.

In March 2020, we entered into securities purchase agreements with accredited investors for an aggregate of 2,571,432 shares of our common stock at a price of $0.35 per share for aggregate proceeds of $0.9 million.  The securities purchase agreements for the March 2020 transactions were amended on May 1, 2020,  in order to add a contingent payment right whereby we will pay each investor an allocated portion of our share of proceeds from patent-related actions, after taking into account fees and expenses payable to law firms representing us and amounts payable to Brickell, up to an amount equal to the investors’ aggregate subscription amount, or $0.9 million (see “Unsecured Contingent Payment Obligations” in Note 9). The shares were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).

From April to December 2020, we entered into securities purchase agreements with accredited investors for an aggregate of 10,857,876 shares of our common stock at a price of $0.35 per share for aggregate proceeds of $3.8 million.  The securities purchase agreements include contingent payment rights. Approximately $1.8 million of the proceeds were allocated to unsecured contingent payment obligations based on the initial fair value estimate of the CPRs (see “Unsecured Contingent Payment Obligations” in Note 9).  The shares sold from April to August, totaling 5,871,584 shares, were registered for resale on a registration statement that was declared effective on September 2, 2020 (File No. 333-248242). The shares sold from August to December, totaling 4,986,292 shares, were registered for resale on a registration statement that was declared effective on April 26, 2021 (File No. 333-255217).

In January 2021, we entered into securities purchase agreements with accredited investors for the sale of an aggregate of 2,976,430 shares of our common stock at a price of $0.35 per share for aggregate proceeds of $1.0 million. The securities purchase agreements include contingent payment rights. Approximately $0.4 million of the proceeds were allocated to unsecured contingent payment obligations based on the initial fair value estimate of the CPRs (see “Unsecured Contingent Payment Obligations” in Note 9). The shares were registered for resale on a registration statement that was declared effective on April 26, 2021 (File No. 333-255217).

In March 2021, we entered into securities purchase agreements with accredited investors for the sale of 3,230,942 shares of our common stock and 1,619,289 warrants at a price of $1.29 per common share for aggregate proceeds of approximately $4.2 million. The warrants have an exercise price of $1.75 per share and expire in March 2026. The shares, including the shares underlying the warrants, were registered for resale on a registration statement that was declared effective on April 26, 2021 (File No. 333-255217). We used $3.0 million of the proceeds from this transaction to satisfy our obligations to Mintz (see “Secured Note Payable” in Note 9).

In December 2021, we entered into a securities purchase agreement with an accredited investor for the sale of 1,052,631 shares of our common stock and 526,315 warrants at a price of $0.95 per common share for aggregate proceeds of $1.0 million. The warrants have an exercise price of $1.00 per share and expire in December 2026. The shares, including the shares underlying the warrants, were registered for resale on a registration statement that was declared effective on January 24, 2022 (File No. 333-262147).

Warrant Amendment

On February 28, 2020, we entered into a warrant amendment agreement (the “Warrant Amendment Agreement”) with Aspire Capital Fund, LLC (“Aspire”), with respect to warrants issued in July and September 2018 (the “2018 Warrants”) that are exercisable, collectively, into 5,000,000 shares of our common stock.  The Warrant Amendment Agreement provided for a reduction in the exercise price for the 2018 Warrants from $0.74 to $0.35 per share and the issuance of a new warrant for the purchase of 5,000,000 shares of our common stock at an exercise price of $0.74 per share (“New Aspire Warrant”).  The New Aspire Warrant expires February 28, 2025 and is subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting our common stock and upon any distributions of assets to our shareholders.  The New Aspire Warrant contains provisions that prohibit exercise if the holder, together with its affiliates, would beneficially own in excess of 9.99% of the number of shares of common stock outstanding immediately after giving effect to such exercise. The holder of the New Aspire Warrant may increase (up to 19.99%) or decrease this percentage by providing at least 61 days’ prior notice to the Company. In the event of certain corporate transactions, the holder of the New Aspire Warrant will be entitled to receive, upon exercise of such New Aspire Warrant, the kind and amount of securities, cash or other property that the holder would have received had they exercised the New Aspire Warrant immediately prior to such transaction. The New Aspire Warrant does not contain voting rights or any of the other rights or privileges as a holder of our common stock.

We recognized $1.78 million of non-cash warrant expense in connection with the Warrant Amendment Agreement based on the difference between the Black-Scholes value of the warrants immediately before and after the amendment.  The Warrant Amendment Agreement added a call provision to the 2018 Warrants whereby we could, after December 31, 2020, call for cancellation of all or any portion of the 2018 Warrants for which an exercise notice has not yet been received, in exchange for consideration equal to $0.001 per warrant share and subject to certain conditions.  All other terms of the 2018 Warrants remained unchanged, including the original expiration dates of July and September 2023.  The shares underlying the New Aspire Warrant were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).  The shares underlying the 2018 Warrants are currently registered for resale pursuant to a registration statement on Form S-1 (File No. 333-226738).

Upon execution of the Warrant Amendment Agreement, Aspire exercised 1,430,000 shares of the 2018 Warrants for aggregate proceeds to us of $0.5 million.  For the years ended December 31, 2021 and 2020, Aspire exercised 500,000 and 3,070,000 shares of the 2018 Warrants for aggregate additional proceeds to us of approximately $0.2 and $1.1 million, respectively.

Stock and Warrant Issuances – Payment for Services

On February 10, 2020, we entered into a business consulting and retention agreement with Chelsea Investor Relations (“Chelsea”) to provide business advisory services to us.  As consideration for services to be provided under the 24-month term of the consulting agreement, we issued 500,000 shares of unregistered common stock in exchange for a nonrefundable retainer for services valued at approximately $0.15 million.  The value of the stock issued is being recognized as consulting expense over the term of the agreement. The shares were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762). In January 2021, we amended the agreement with Chelsea to increase the compensation for services over the remaining term and to extend the term of the agreement through February 2024.  As consideration for the amended agreement, we issued 500,000 shares of unregistered common stock in exchange for a nonrefundable retainer for services valued at approximately $0.33 million.  The value of the stock issued is being recognized as consulting expense over the term of the agreement. The shares were registered for resale on a registration statement that was declared effective on April 26, 2021 (File No. 333-255217).

On March 16, 2020, we entered into an agreement with Tailwinds Research Group LLC (“Tailwinds”) to provide digital marketing services to us.  As consideration for services to be provided under the twelve-month term of the agreement, we issued warrants for the purchase up to 200,000 shares of our common stock with an exercise price of $1.00 per share in exchange for a nonrefundable retainer for services, valued using the Black-Scholes method, at approximately $0.06 million.  The value of the warrants was recognized as expense over the twelve-month term of the agreement.  The Tailwinds warrants are exercisable immediately after issuance, expire March 16, 2023, and are subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting our common stock.  The shares underlying the warrant were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).

On May 22, 2020, we entered into an agreement with Intro-Act to provide research and shareholder relations services. As consideration for services under the agreement, we issued 50,000 shares of unregistered common stock on each of July 14, 2020, October 30, 2020, January 12, 2021 and April 6, 2021 with an aggregate value of approximately $0.05 million for the year ended December 31, 2020 and $0.1 million for the year ended December 31, 2021. In June 2021, we extended our agreement with Intro-Act and issued 100,000 shares of unregistered common stock valued at approximately $0.12 million as consideration for services to be provided over the twelve-month extended term of the agreement. The value of the shares will be recognized as consulting expense over the term of the agreement. We are not obligated to register the shares for resale.

On June 8, 2020, we entered into an agreement with a third party to provide media advisory services.  As consideration for services provided under the term of the agreement, which extended through December 31, 2020, we issued 30,000 shares of unregistered common stock for a nonrefundable retainer for services valued at approximately $0.01 million.  The value of the stock issued was recognized as a consulting expense over the term of the agreement.  The shares were registered for resale on a registration statement that was declared effective on April 26, 2021 (File No. 333-255217).

On October 30, 2020, we entered into a consulting services agreement with a third-party to provide shareholder relations services. As consideration for services provided under the twelve-month term of the agreement, we issued 70,000 shares of unregistered common stock for a non-refundable retainer for services valued at approximately $0.02 million. The agreement included a CPR to receive up to $0.02 million from patent-related proceeds. The CPR was recorded as debt at its estimated fair value of approximately $0.1 million (see “Unsecured Contingent Payment Obligations” in Note 9). In April 2021, we amended the consulting services agreement and extended the term through December 31, 2021. We issued 35,000 shares of our unregistered common stock valued at approximately $0.04 million as compensation over the remaining term of the agreement. The value of the shares issued were recognized as consulting expense over the term of the agreement.

In addition, from time to time, we issue restricted stock awards under our approved equity plans to third party consultants as share-based compensation. During the year ended December 31, 2021, we issued 217,143 RSAs valued at $0.3 million under our 2019 long-term incentive equity plan to nonemployees as compensation under consulting agreements (see Note 14).

Common Stock Warrants

As of December 31, 2021 and 2020, we had outstanding warrants for the purchase of up to 10.3 million shares and 12.9 million shares of our common stock, respectively. The estimated grant date fair value of these warrants of $3.2 million and $1.7 million at December 31, 2021 and 2020, respectively, is included in shareholders’ deficit in our consolidated balance sheets. As of December 31, 2021, our outstanding warrants have an average exercise price of $0.75 per share and a weighted average remaining life of approximately three years.

Shareholder Protection Rights Agreement

On November 20, 2020, we adopted a second amendment to our Shareholder Protection Rights Agreement (“Rights Agreement”) dated November 21, 2005, as amended. The amendment extends the expiration date of the Rights Agreement from November 20, 2020 to November 20, 2023 and decreases the exercise price of the rights from $14.50 to $8.54.

The Rights Agreement provided for the issuance, on November 29, 2005, as a dividend, rights to acquire fractional shares of Series E Preferred Stock. We did not assign any value to the dividend, as the value of these rights is not believed to be objectively determinable. The principal objective of the Rights Agreement is to cause someone interested in acquiring us to negotiate with our Board rather than launch an unsolicited or hostile bid. The Rights Agreement subjects a potential acquirer to substantial voting and economic dilution. Each share of common stock issued by ParkerVision will include an attached right.

The rights initially are not exercisable and trade with the common stock of ParkerVision. In the future, the rights may become exchangeable for shares of Series E Preferred Stock with various provisions that may discourage a takeover bid. Additionally, the rights have what are known as “flip-in” and “flip-over” provisions that could make any acquisition of us more costly to the potential acquirer. The rights may separate from the common stock following the acquisition of 15% or more of the outstanding shares of common stock by an acquiring person. Upon separation, the holder of the rights may exercise their right at an exercise price of $8.54 per right (the “Exercise Price”), subject to adjustment and payable in cash. Upon payment of the Exercise Price, the holder of the right will receive from us that number of shares of common stock having an aggregate market price equal to twice the Exercise Price, as adjusted. The Rights Agreement also has a flip over provision allowing the holder to purchase that number of shares of common/voting equity of a successor entity, if we are not the surviving corporation in a business combination, at an aggregate market price equal to twice the Exercise Price. We have the right to substitute for any of our shares of common stock that we are obligated to issue, shares of Series E Preferred Stock at a ratio of one ten-thousandth of a share of Series E Preferred Stock for each share of common stock. The Series E Preferred Stock, if and when issued, will have quarterly cumulative dividend rights payable when and as declared by the Board, liquidation, dissolution and winding up preferences, voting rights and will rank junior to other securities of ParkerVision unless otherwise determined by the Board. The rights may be redeemed upon approval of the Board at a redemption price of $0.01. As of December 31, 2021, there are no Series E preferred shares outstanding.